Finance lease receivables - Movement of allowance for finance lease receivables (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Movement of allowance for loan principal and financing service fee receivables
Balance at the beginning of the year	¥ 267,039,108	$ 38,717,031	¥ 849,234,936
Reverse	(209,396,631)	(30,359,658)	(195,177,565)
Charge-offs	(57,642,477)	(8,357,373)	(387,018,263)
Balance at the end of the year			267,039,108
Evaluated for impairment on a portfolio basis			267,039,108
Financial lease receivables
Movement of allowance for loan principal and financing service fee receivables
Balance at the beginning of the year	5,142,488	745,591	24,549,329
Reverse	(5,086,116)	(737,418)	(16,452,740)
Charge-offs	(34,876)	(5,056)	(2,954,101)
Balance at the end of the year	21,496	3,117	5,142,488
Evaluated for impairment on a portfolio basis	¥ 21,496	$ 3,117	¥ 5,142,488